Unaudited condensed consolidated interim cash flow statement - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Statement of cash flows [abstract]
Net cash outflow from operating activities	[1]	£ (444.1)	£ (1,132.5)
Investing activities
Acquisitions	[1]	(197.9)	(81.0)
Disposals of investments and subsidiaries		10.3	29.2
Purchases of property, plant and equipment		(80.7)	(102.4)
Purchases of other intangible assets (including capitalised computer software)		(23.1)	(14.6)
Proceeds on disposal of property, plant and equipment		3.4	4.5
Net cash outflow from investing activities		(288.0)	(164.3)
Financing activities
Repayment of lease liabilities		(135.1)	(146.3)
Share option proceeds		0.7	1.1
Cash consideration for purchase of non-controlling interests		(16.0)	(6.2)
Share repurchases and buy-backs		(37.0)	(680.5)
Proceeds from borrowings and issue of bonds		1,044.5	247.2
Repayment of borrowings		(469.8)	(220.6)
Financing and share issue costs		(5.7)	0.0
Dividends paid to non-controlling interests in subsidiary undertakings		(61.2)	(37.2)
Net cash inflow/(outflow) from financing activities		320.4	(842.5)
Net decrease in cash and cash equivalents		(411.7)	(2,139.3)
Translation of cash and cash equivalents		(59.0)	88.0
Cash and cash equivalents at beginning of period		1,515.1	1,489.3
Cash and cash equivalents at end of period		£ 1,515.1	£ 1,489.3

[1]	Earnout payments in excess of the amount determined at acquisition are recorded as operating activities. Prior year excess amounts were recorded as investing activities and have been re-presented as operating activities. See note 11.